LEASES - Supplemental cash flow and total lease cost information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
LEASES
Cash payments for operating leases	$ 199	$ 171	$ 712	$ 662
Operating lease expense	197	170	698	657
Finance lease expense (income)	$ 3	$ 6	$ 252	$ 59